Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 050
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by Level within the fair value hierarchy, the Plan’s investment assets at fair value for the years ended December 31, 2025 and 2024, respectively:

	As of December 31, 2025
in thousands	Total	Level 1	Level 2	Level 3
Vulcan Materials Company Stock Fund	$15,232	$15,232	$0	$0
Mutual funds	8,954	8,954	0	0
Investments in the fair value hierarchy	$24,186	$24,186	$0	$0
Interests in common/collective trust funds (at NAV)	107,265
Stable value fund (GIC at contract value)	10,839
Total investment assets	$142,290

	As of December 31, 2024
in thousands	Total	Level 1	Level 2	Level 3
Vulcan Materials Company Stock Fund	$15,163	$15,163	$0	$0
Mutual funds	5,998	5,998	0	0
Investments in the fair value hierarchy	$21,161	$21,161	$0	$0
Interests in common/collective trust funds (at NAV)	101,491
Stable value fund (GIC at contract value)	13,277
Total investment assets	$135,929